SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding, shares	265,951,131	266,580,019
Effect of dilutive stock options, shares	1,644,353	1,394,135
Weighted average number of common shares outstanding for diluted earnings per share calculation, shares	267,595,484	267,974,154